------------------------------------------------------------------------------
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VUL

                                  JUNE 30, 2000
                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)
------------------------------------------------------------------------------
                          SEPARATE ACCOUNT VUL FUNDING
                    EQUIBUILDER-TM- FLEXIBLE PREMIUM VARIABLE
                             LIFE INSURANCE POLICIES


                          PRINCIPAL OFFICE LOCATED AT:
                               #1 Franklin Square
                           Springfield, Illinois 62713
------------------------------------------------------------------------------

                                  JUNE 30, 2000

                               SEMI-ANNUAL REPORT
------------------------------------------------------------------------------
                                EQ ADVISORS TRUST


                          PRINCIPAL OFFICE LOCATED AT:
                                  1755 Broadway
                            New York, New York 10019

------------------------------------------------------------------------------
The Semi-Annual Report of Separate Account VUL is prepared and provided by The American Franklin Life Insurance Company. The Semi-Annual Report of EQ Advisors Trust is prepared by EQ Advisors Trust.
------------------------------------------------------------------------------

This Semi-Annual Report is not to be construed as an offering for sale of any American Franklin Life policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENT OF NET ASSETS
JUNE 30, 2000
(UNAUDITED)


                                    COMMON       MONEY                        AGGRESSIVE   HIGH
                                    STOCK        MARKET         BALANCED      STOCK        YIELD            GLOBAL
                                   DIVISION      DIVISION       DIVISION      DIVISION     DIVISION         DIVISION
                                ----------------------------------------------------------------------------------------
Investments in EQ Advisors
   Trust, at fair value
   (cost:  see below)            $13,050,039   $   479,724    $ 3,722,785   $ 3,226,488   $   199,524    $ 2,016,526

 Due from (to) general account           200          (110)            87            37          (233)           (29)
                                ----------------------------------------------------------------------------------------
NET ASSETS                       $13,050,239   $   479,614    $ 3,722,872   $ 3,226,525   $   199,291    $ 2,016,497
                                ========================================================================================
Unit value                       $    499.80   $    157.00    $    289.39   $    407.05   $    240.00    $    399.40
                                ========================================================================================
Units outstanding                     26,111         3,055         12,865         7,927           830          5,049
                                ========================================================================================

Cost of investments              $12,654,147   $   463,264    $ 4,060,667   $ 3,747,738   $   274,362    $ 1,557,565
                                ========================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)


                                                   COMMON        MONEY                    AGGRESSIVE       HIGH
                                                   STOCK         MARKET        BALANCED     STOCK          YIELD         GLOBAL
                                                  DIVISION      DIVISION       DIVISION    DIVISION       DIVISION       DIVISION
                                               ------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)
Income
     Dividends                                 $     4,950   $      113     $    2,323    $     --      $      285     $    3,110
     Capital gains distributions                   639,687         --           79,180       158,085          --          111,183

Expenses
     Mortality and expense risk charge              51,125        2,339         13,750        13,408           645          6,694
                                               ------------------------------------------------------------------------------------
Net investment income (expense)                    593,512       (2,226)        67,753       144,677          (360)       107,599

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
      Net realized gain (loss)                     584,350          754         36,771        25,522       (17,177)        41,620
      Net  unrealized appreciation
            (depreciation):

            Beginning of period                  1,673,582        2,492       (309,150)     (287,671)      (88,727)       589,883

            End of period                          395,892       16,460       (337,882)     (521,250)      (74,838)       458,961
                                               ------------------------------------------------------------------------------------
      Net change in unrealized appreciation
           (depreciation) during the period     (1,277,690)      13,968        (28,732)     (233,579)       13,889       (130,922)
                                               ------------------------------------------------------------------------------------
Net realized and unrealized
   gain (loss) on investments                     (693,340)      14,722          8,039      (208,057)       (3,288)       (89,302)
                                               ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                  $   (99,828)  $   12,496     $   75,792    $  (63,380)   $   (3,648)    $   18,297
                                               ====================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENT OF CHANGES IN NET ASSETS


                                                    COMMON       MONEY                         AGGRESSIVE      HIGH
                                                    STOCK        MARKET        BALANCED          STOCK         YIELD       GLOBAL
SIX MONTHS ENDED JUNE 30, 2000                     DIVISION     DIVISION        DIVISION        DIVISION      DIVISION    DIVISION
                                                   --------------------------------------------------------------------------------
(UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS:
      Net investment income (expense)         $     593,512    $  (2,226)  $    67,753    $   144,677    $     (360)  $    107,599
      Net realized gain (loss)
          on investments                            584,350          754        36,771         25,522       (17,177)        41,620
      Net change in unrealized appreciation
          (depreciation) on investments          (1,277,690)      13,968       (28,732)      (233,579)       13,889       (130,922)
                                                 ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations                                (99,828)      12,496        75,792        (63,380)       (3,648)        18,297
FROM POLICY RELATED TRANSACTIONS:
      Net contract purchase payments                302,501       10,566       149,491        126,365        10,560         55,993
      Withdrawals                                  (749,952)     (24,075)     (298,039)      (241,204)      (45,852)      (126,178)
      Transfers between Separate
          Account VUL Divisions, net                (72,100)     (26,841)      (23,557)        18,238       (11,188)       130,174
                                                 ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from policy related transactions               (519,551)     (40,350)     (172,105)       (96,601)      (46,480)        59,989
                                                 ----------------------------------------------------------------------------------
Net increase (decrease) in net assets              (619,379)     (27,854)      (96,313)      (159,981)      (50,128)        78,286
Net assets, beginning of period                  13,669,618      507,468     3,819,185      3,386,506       249,419      1,938,211
                                                 ----------------------------------------------------------------------------------
Net assets, end of period                     $  13,050,239   $  479,614  $  3,722,872   $  3,226,525    $  199,291   $  2,016,497
                                              =====================================================================================

YEAR ENDED DECEMBER 31, 1999

CHANGE IN NET ASSETS
FROM OPERATIONS:
      Net investment income                   $   3,027,927   $   24,718  $    686,527     $  261,654      $ 40,026    $    190,481
      Net realized gain (loss)
          on investments                          1,477,592        9,717       271,401         73,692          (990)         59,530
      Net change in unrealized appreciation
          (depreciation) on investments          (1,970,278)       3,645      (409,089)       252,177       (51,453)        261,478
                                                 ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
      from operations                             2,535,241       38,080       548,839        587,523       (12,417)        511,489
FROM POLICY RELATED TRANSACTIONS:
      Net contract purchase payments                671,415       19,548       336,986        300,610        22,079         106,726
      Withdrawals                                (1,393,831)    (404,288)     (630,339)      (539,670)      (28,783)       (170,946)
      Transfers between Separate
          Account VUL Divisions, net                (47,034)     163,235        36,177       (205,727)       (6,660)         49,743
                                                 ----------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from policy related transactions              (769,450)    (221,505)     (257,176)      (444,787)      (13,364)        (14,477)
                                                 ----------------------------------------------------------------------------------
Net increase (decrease) in net assets             1,765,791     (183,425)      291,663        142,736       (25,781)        497,012
Net assets, beginning of year                    11,903,827      690,893     3,527,522      3,243,770       275,200       1,441,199
                                                 ----------------------------------------------------------------------------------
Net assets, end of year                       $  13,669,618   $  507,468  $  3,819,185   $  3,386,506     $ 249,419    $  1,938,211
                                              =====================================================================================

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
(UNAUDITED)

1.  NATURE OF OPERATIONS

    The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VUL (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of six investment divisions, was established in July 1987 in conformity with Illinois insurance law and commenced operations in January 1990. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of a mutual fund. Prior to October 1999, the shares were invested in Portfolios of The Hudson River Trust (HRT). On October 18, 1999, after receipt of Securities and Exchange Commission approval, new Portfolios of the EQ Advisors Trust (Trust) were substituted for the HRT Portfolios. At the time of the substitution, the value of the Account's investments in the new EQ Advisors Trust Portfolios was the same as immediately before the substitution. The Account's financial statements should be read in conjunction with the financial statements of the Trust.

    The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder-TM- Flexible Premium Variable Life Insurance Policies (Policies). Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other American Franklin business. New Policies are no longer being issued.

    The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's general account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's general account to provide for
    (i) the unearned portion of the monthly charges for mortality and expense risk charges made under the Policies and (ii) other policy benefits.

2.  SIGNIFICANT ACCOUNTING POLICIES

    Investments in shares of the Trust are carried at fair value using the net asset values of the respective Portfolios of the Trust corresponding to the investment divisions of the Account. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains and losses on sales of the Trust shares are calculated on the specific identification method.

    The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, American Franklin retains the right

AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2000
(UNAUDITED)

    to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

3.   POLICY CHARGES

    Certain jurisdictions require deductions from premium payments for premium taxes. The amount of such deductions varies and may be up to 5% of the premium. The balance remaining after any such deduction, the net premium, is placed by American Franklin in a Policy Account established for each policyowner. Each month American Franklin makes a charge against each Policy Account for the administrative expenses (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); and cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance and additional benefits, if any. In addition, American Franklin will make charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyowner. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $586,000 for the six months ended June 30, 2000 and $1,174,000 for the year ended December 31, 1999.

    During the first ten years a Policy is in effect, a surrender charge may be deducted from a Policy Account by American Franklin if: the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one "target" premium, which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge will equal 30% of actual premiums paid during the first policy year up to one "target" premium, plus 9% of all other premiums actually paid during the first ten policy years.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS


SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

                                        COMMON        MONEY                     AGGRESSIVE       HIGH
                                        STOCK         MARKET        BALANCED      STOCK          YIELD        GLOBAL
                                       DIVISION      DIVISION       DIVISION     DIVISION       DIVISION      DIVISION
                                       ----------------------------------------------------------------------------------

Unit value, beginning of period         $503.79       $153.03       $283.66       $415.11       $244.12       $395.26
                                       ==================================================================================
Unit value, end of period               $499.80       $157.00       $289.39       $407.05       $240.00       $399.40
                                       ==================================================================================
Number of units outstanding,
  beginning of period                    27,133         3,316        13,464         8,158         1,022         4,904

Net contract purchase payments              599            65           520           311            43           140

Withdrawals                              (1,477)         (154)       (1,037)         (590)         (189)         (313)

Transfers between Separate
  Account VUL Divisions, net
                                           (144)         (172)          (82)           48           (46)          318
                                       ----------------------------------------------------------------------------------
Number of units outstanding,
  end of period                          26,111         3,055        12,865         7,927           830         5,049
                                       ==================================================================================


5.   REMUNERATION OF MANAGEMENT

     The Account incurs no liability or expense for payment to directors, members of advisory boards, officers, or any other person who might provide a service for the Account, except as described in Note 3.